Condensed Financial Information of DHT Holdings, Inc. - Equity Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Equity Reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 1,037,838	$ 708,228
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	(16,253)	(2,588)
Equity of the parent company only under equity method of accounting	$ 1,021,586	$ 705,640